Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan and VEBAs, before tax
Net actuarial (loss) gain arising during the period, before tax	$ (110.6)	$ 25.5	$ 66.3
Prior service cost arising during the period, before tax	0	0	(33.8)
Reclassification adjustments:
Less: amortization of net actuarial gain (loss), before tax	0.6	0.7	3.8
Less: amortization of prior service cost, before tax	4.2	4.2	1.6
Total (loss) income recognized in Accumulated other comprehensive (loss) income related to defined benefit pension plan and VEBAs, before tax	(105.8)	30.4	37.9
Unrealized (loss) gain on available for sale securities, before tax	(0.1)	0.1	0
Foreign currency translation adjustment, before tax	0.2	(0.5)	(1.5)
Other comprehensive (loss) income, before tax	(105.7)	30.0	36.4
Defined benefit pension plan and VEBAs, Income tax (expense) benefit
Net actuarial (loss) gain arising during the period, Income tax (expense) benefit	42.2	(9.7)	(25.0)
Prior service cost arising during the period, Income tax (expense) benefit			12.7
Reclassification adjustments, Income tax (expense) benefit:
Less: amortization of net actuarial gain (loss), Income tax (expense) benefit	(0.2)	(0.2)	(1.4)
Less: amortization of prior service cost, Income tax (expense) benefit	(1.6)	(1.6)	(0.6)
Total (loss) income recognized in Accumulated other comprehensive (loss) income related to defined benefit pension plans, Income tax (expense) benefit	40.4	(11.5)	(14.3)
Unrealized (loss) gain on available for sale securities, Income tax (expense) benefit	0	0
Foreign currency translation adjustment, Income tax (expense) benefit	0	0	0
Other comprehensive (loss) income, Income tax (expense) benefit	40.4	(11.5)	(14.3)
Defined benefit pension plan and VEBAs, net of tax
Net actuarial (loss) gain arising during the period, net of tax	(68.4)	15.8	41.3
Prior service cost arising during the period, net of tax			(21.1)
Reclassification Adjustments, Net of Tax:
Less: amortization of net actuarial gain (loss), net of tax	0.4	0.5	2.4
Less: amortization of prior service cost, net of tax	2.6	2.6	1.0
Total (loss) income recognized in Accumulated other comprehensive (loss) income related to defined benefit pension plans, net of tax	(65.4)	18.9	23.6
Unrealized (loss) gain on available for sale securities, net of tax	(0.1)	0.1
Foreign currency translation adjustment, net of tax	0.2	(0.5)	(1.5)
Other comprehensive (loss) income, net of tax	$ (65.3)	$ 18.5	$ 22.1